Derivatives - Credit Derivatives (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Carrying Value [Abstract]
Derivative Liability, Fair Value, Gross Liability	$ 1,861,300,000,000		$ 1,505,800,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	316,066,000,000		218,655,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	632,264,000,000		781,075,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	678,480,000,000		670,959,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	276,972,000,000		485,273,000,000
Notional Amount of Derivatives	1,903,782,000,000		2,155,962,000,000
In Text Details [Abstract]
Carrying value of written credit derivatives	48,000,000,000		43,700,000,000
Notional Amount of Written Credit Derivatives With Identical Referenced Underlying Held by Entity	1,000,000,000,000		1,400,000,000,000
Credit Derivative [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	5,553,000,000		757,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	16,451,000,000		9,239,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	35,406,000,000		15,225,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	33,793,000,000		38,461,000,000
Derivative Liability, Fair Value, Gross Liability	91,203,000,000		63,682,000,000
Credit Default Swap [Member] | Credit Risk Contract [Member] | Credit Default Swap, Selling Protection [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	5,031,000,000		756,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	16,449,000,000		9,237,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	35,343,000,000		15,185,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	33,664,000,000		37,986,000,000
Derivative Liability, Fair Value, Gross Liability	90,487,000,000		63,164,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	315,761,000,000		218,542,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	630,241,000,000		780,987,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	664,446,000,000		654,595,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	275,496,000,000		479,364,000,000
Notional Amount of Derivatives	1,885,944,000,000	[1]	2,133,488,000,000	[1]
Credit Default Swap [Member] | Credit Risk Contract [Member] | Credit Default Swap, Selling Protection [Member] | External Credit Rating, Investment Grade [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	795,000,000		158,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	5,011,000,000		2,607,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	17,271,000,000		7,331,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	7,325,000,000		14,880,000,000
Derivative Liability, Fair Value, Gross Liability	30,402,000,000		24,976,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	182,137,000,000		133,691,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	401,914,000,000		466,565,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	477,924,000,000		475,715,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	127,570,000,000		275,434,000,000
Notional Amount of Derivatives	1,189,545,000,000		1,351,405,000,000
Credit Default Swap [Member] | Credit Risk Contract [Member] | Credit Default Swap, Selling Protection [Member] | External Credit Rating, Non Investment Grade [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	4,236,000,000		598,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	11,438,000,000		6,630,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	18,072,000,000		7,854,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	26,339,000,000		23,106,000,000
Derivative Liability, Fair Value, Gross Liability	60,085,000,000		38,188,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	133,624,000,000		84,851,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	228,327,000,000		314,422,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	186,522,000,000		178,880,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	147,926,000,000		203,930,000,000
Notional Amount of Derivatives	696,399,000,000		782,083,000,000
Return Swaps Other [Member] | Credit Risk Contract [Member] | Credit Default Swap, Selling Protection [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	522,000,000		1,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	2,000,000		2,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	63,000,000		40,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	129,000,000		475,000,000
Derivative Liability, Fair Value, Gross Liability	716,000,000		518,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	305,000,000		113,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	2,023,000,000		88,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	14,034,000,000		16,364,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	1,476,000,000		5,909,000,000
Notional Amount of Derivatives	17,838,000,000	[1]	22,474,000,000	[1]
Return Swaps Other [Member] | Credit Risk Contract [Member] | Credit Default Swap, Selling Protection [Member] | External Credit Rating, Investment Grade [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	30,000,000		38,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	1,000,000		60,000,000
Derivative Liability, Fair Value, Gross Liability	31,000,000		98,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration From One to Three Years			10,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	9,116,000,000		15,413,000,000
Derivative Liability, Notional Amount, Greater Than Five Years			4,012,000,000
Notional Amount of Derivatives	9,116,000,000		19,435,000,000
Return Swaps Other [Member] | Credit Risk Contract [Member] | Credit Default Swap, Selling Protection [Member] | External Credit Rating, Non Investment Grade [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	522,000,000		1,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	2,000,000		2,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	33,000,000		2,000,000
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	128,000,000		415,000,000
Derivative Liability, Fair Value, Gross Liability	685,000,000		420,000,000
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	305,000,000		113,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	2,023,000,000		78,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	4,918,000,000		951,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	1,476,000,000		1,897,000,000
Notional Amount of Derivatives	8,722,000,000		3,039,000,000
Credit-related notes [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	124,000,000	[2]	9,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	79,000,000	[2]	169,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	240,000,000	[2]	174,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	3,211,000,000	[2]	5,948,000,000	[2],[3]
Derivative Liability, Fair Value, Gross Liability	3,654,000,000	[2]	6,300,000,000	[2],[3]
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	124,000,000		9,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	79,000,000		169,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	240,000,000		174,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	3,211,000,000		5,948,000,000
Notional Amount of Derivatives	3,654,000,000		6,300,000,000
Credit-related notes [Member] | External Credit Rating, Investment Grade [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	5,000,000	[2]	136,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	132,000,000	[2]
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	1,925,000,000	[2]	3,525,000,000	[2],[3]
Derivative Liability, Fair Value, Gross Liability	2,062,000,000	[2]	3,661,000,000	[2],[3]
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	0		0
Derivative Liability, Notional Amount, Expiration From One to Three Years	5,000,000		136,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	132,000,000		0
Derivative Liability, Notional Amount, Greater Than Five Years	1,925,000,000		3,525,000,000
Notional Amount of Derivatives	2,062,000,000		3,661,000,000
Credit-related notes [Member] | External Credit Rating, Non Investment Grade [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value of Derivative Liability, Expiration Less Than One Year	124,000,000	[2]	9,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration From One to Three Years	74,000,000	[2]	33,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration From Three To Five Years	108,000,000	[2]	174,000,000	[2],[3]
Derivative Liability, Fair Value of Derivative Liability, Expiration Greater Than Five Years	1,286,000,000	[2]	2,423,000,000	[2],[3]
Derivative Liability, Fair Value, Gross Liability	1,592,000,000	[2]	2,639,000,000	[2],[3]
Notional Amount of Derivatives, [Abstract]
Derivative Liability, Notional Amount, Expiration Less Than One Year	124,000,000		9,000,000
Derivative Liability, Notional Amount, Expiration From One to Three Years	74,000,000		33,000,000
Derivative Liability, Notional Amount, Expiration From Three to Five Years	108,000,000		174,000,000
Derivative Liability, Notional Amount, Greater Than Five Years	1,286,000,000		2,423,000,000
Notional Amount of Derivatives	1,592,000,000		2,639,000,000
Scenario, Previously Reported [Member] | Credit-related notes [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value, Gross Liability			3,600,000,000
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Credit-related notes [Member]
Carrying Value [Abstract]
Derivative Liability, Fair Value, Gross Liability			$ 6,300,000,000

[1]	Represents the total contract/notional amount of derivative assets and liabilities outstanding.
[2]	For credit-related notes, maximum payout/notional is the same as carrying value.
[3]	For December 31, 2010, total credit-related note amounts have been revised from $3.6 billion (as previously reported) to $6.3 billion to reflect collateralized debt obligations and collateralized loan obligations held by certain consolidated VIEs.